Acquisitions and Divestitures - Divestitures (Details) $ in Thousands, £ in Millions		3 Months Ended		12 Months Ended
	Jul. 01, 2015 USD ($) item	Dec. 31, 2015 GBP (£)	Dec. 31, 2015 USD ($)	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jul. 01, 2015 GBP (£)	Jul. 01, 2015 USD ($)
Restructuring Costs [Abstract]
Acquisition and divestiture-related expenses						$ 27,127	$ 18,050	$ 15,400
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | Retail Cash In Transit Operation [Member] | Europe
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from divestiture									£ 24.9	$ 39,000
Proceeds received		£ 20.2	$ 31,000
Tangible assets sold										6,800
Goodwill and intangible assets sold										$ 15,200
Disposal Group, Disposed of by Means Other than Sale, Not Discontinued Operations, Abandonment [Member] | Cash Depots No Longer Needed [Member]
Restructuring Costs [Abstract]
Number of Facilities Closed | item	6
Gain Loss on Disposal of Assets [Member] | Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | Retail Cash In Transit Operation [Member] | Europe
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on divestiture						$ 16,600
Gain Loss on Disposal of Assets [Member] | Disposal Group, Disposed of by Means Other than Sale, Not Discontinued Operations, Abandonment [Member] | Cash Depots No Longer Needed [Member]
Restructuring Costs [Abstract]
Losses from write-down of assets	$ 3,000
Acquisition and Divestiture-Related Expense [Member] | Disposal Group, Disposed of by Means Other than Sale, Not Discontinued Operations, Abandonment [Member] | Cash Depots No Longer Needed [Member]
Restructuring Costs [Abstract]
Lease exit costs	4,500
Severance costs	4,400
Operating costs of divested facilities	3,100
Acquisition and divestiture-related expenses	$ 15,300
Subsequent Event [Member] | Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | Retail Cash In Transit Operation [Member] | Europe
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds received				£ 4.7	$ 7,000